VIA EDGAR

June 28, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Variable Account I of AIG Life Insurance Company ("Registrant")
    AIG Life Insurance Company ("Depositor")
    AllianceBernstein Ovation Variable Annuity
    File Nos. 333-102139 and 811-05301

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information for Registrant contains no changes from the form of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 103 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on June 23, 2006, via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams
--------------------------------------
Lucia B. Williams
Director, Variable Annuity Product Compliance